Purchases and other expenses - Restructuring and integration costs - Components - Tabular information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Restructuring costs	€ (132)	€ (189)	€ (164)
Departure plans	(68)	(30)	(67)
Lease property restructuring	5	(28)	(58)
Distribution channels	(26)	(11)	(4)
Other	(43)	(120)	(35)
Integration costs		(10)	(3)
Acquisition costs of investments		(10)	(3)
Total restructuring costs	€ (132)	€ (199)	€ (167)